Tracie Coop State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 0717 TCoop@statestreet.com

March 2, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated February 16, 2018 to the prospectus for iShares MSCI China A ETF.

The purpose of this filing is to submit the 497 dated February 16, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie Coop
Tracie Coop

cc: Benjamin Haskin, Esq.